Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Transactions Between Company and Other Related Parties

The transactions between the Group and other related parties are as follows:

A.	Disposal of Financial Assets

	For the year ended December 31, 2016
	Financial Statement Account	Shares (In Thousands)	Marketable Securities Type and Name	Disposal of the Amount	Gain on Disposal
				NT$	NT$
Associates	Available-for-sale financial assets – non-current	57,810	Hsieh Yong Capital Co., Ltd. (Stock)	376,943	206,943

Schedule of Personnel Compensations to Directors, Supervisors, and Managements
E.	Personnel compensations to Directors and Managements

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Short-term employee benefits	370,943	443,802	313,922
Post-employment benefits	2,866	65,217	2,991

	373,809	509,019	316,913